Consolidated Statements of Comprehensive Income/ (Loss) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Consolidated Statements of Comprehensive Income/ (Loss)
Net Income/(Loss)	$ (49,143)	$ 10,433
Unrealized interest swap losses	0	3,272
Realized loss on cash flow hedges associated with capitalized interest	0	(3,272)
Reclassification of losses on previously designated cash flow hedges to Consolidated Statement of Operations	6,544	3,272
Amortization of realized loss on previously designated cash flow hedges associated with capitalized interest	517	207
Actuarial gains	101	140
Total Other Comprehensive Income	7,162	3,619
Total Comprehensive Income/(Loss)	$ (41,981)	$ 14,052